INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments In Associates [Abstract]
Disclosure of interests in associates [text block]
NOTE 15. INVESTMENTS IN ASSOCIATES

As of December 31, 2023 and 2022, these are the main movements of investments in associates to report:

On August 8, 2022, the subsidiary Arauco Participações Florestais Ltda. from Brazil incorporated the company Falcão MS SPE S.A., and during the year 2022, Arauco contributed capital to the new company for ThR$ 49,985 (equivalents to ThU.S.$ 9,664). In 2023, Arauco contributed capital to Falcão MS SPE S.A. for ThR$ 116,742 (equivalents to ThU.S.$ 23,553).

The following tables set forth information about investments in associates.

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional currency	U.S. dollar
Corporate purpose
Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.

Ownership interest (%)	50.0000%
	12-31-2023	12-31-2022
Carrying amount accounted for using equity method	ThU.S.$ 64,788	ThU.S.$ 64,000

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.0000%
	12-31-2023	12-31-2022
Carrying amount accounted for using equity method	ThU.S.$ 451	ThU.S.$ 325

Name	Genómica Forestal S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose
Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.

Ownership interest (%)	25.0000%
	12-31-2023	12-31-2022
Carrying amount accounted for using equity method	ThU.S.$ 9	ThU.S.$ 6

Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose
Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.

Ownership interest (%)	20.0000%
	12-31-2023	12-31-2022
Carrying amount accounted for using equity method	ThU.S.$ 1	ThU.S.$ 1

Name	Florestal Vale do Corisco S.A.
Country	Brazil
Functional currency	Brazilian real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.0000%
	12-31-2023	12-31-2022
Carrying amount accounted for using equity method	ThU.S.$ 29,102 (*)	ThU.S.$ 26,910
(*)This investment is presented in assets held for sale (see note 22).

Name	Falcão MS SPE S.A.
Country	Brazil
Functional currency	Brazilian real
Corporate purpose	Management of land for leases to related parties.
Ownership interest (%)	49.0000%
	12-31-2023	12-31-2022
Carrying amount accounted for using equity method	ThU.S.$ 34,558	ThU.S.$ 9,579

Summarized financial information of associates

12-31-2023	Assets

	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Falcão MS SPE S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	1	7,449	4,841	11,746	-	10	24,047
Non-current	131,395	2,188	77,284	169,486	4	62	380,419
Total of associates	131,396	9,637	82,125	181,232	4	72	404,466

	Liabilities and Equity
	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Falcão MS SPE S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	54	6,021	1,743	4,238	-	-	12,056
Non-current	-	1,362	20,990	106,468	3	35	128,858
Equity	131,342	2,254	59,392	70,526	1	37	263,552
Total of associates	131,396	9,637	82,125	181,232	4	72	404,466
12-31-2023
Income	-	4,996	10,533	-	-	-	15,529
Other income / expenses	2,095	(4,360)	(4,476)	238	-	-	(6,503)
Net profit or loss (continuing operations) of associates	2,095	636	6,057	238	-	-	9,026
Other comprehensive income	-	-	-	-	-	-	-
Comprehensive income	2,095	636	6,057	238	-	-	9,026
Dividends received	-	-	2,187	-	-	-	2,187

12-31-2022	Assets
	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Falcão MS SPE S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	1	5,677	2,368	413	-	12	8,471
Non-current	129,819	2,273	73,089	19,136	4	52	224,373
Total of associates	129,820	7,950	75,457	19,549	4	64	232,844

	Liabilities and Equity
	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Falcão MS SPE S.A.	Consorcio Tecnológico Bioenercel S.A.	Genómica Forestal S.A.	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	54	4,527	1,066	1	-	7	5,655
Non-current	-	1,798	19,475	-	3	28	21,304
Equity	129,766	1,625	54,916	19,548	1	29	205,885
Total of associates	129,820	7,950	75,457	19,549	4	64	232,844
12-31-2022
Income	-	4,323	9,741	-	-	-	14,064
Other income / expenses	9,544	(3,736)	(5,290)	(3)	-	-	515
Net profit or loss (continuing operations) of associates	9,544	587	4,451	(3)	-	-	14,579
Other comprehensive income	-	-	-		-	-	-
Comprehensive income	9,544	587	4,451	(3)	-	-	14,579
Dividends received	-	-	1,511	-	-	-	1,511

Reconciliation of Investment in Associates and Joint Ventures

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Opening balance as of January 1	365,671	336,642
Changes
Investment in joint ventures, additions (*)	23,553	9,664
Investment in joint ventures, additions (**)	55,885	32,252
Disposals, investment in associates and joint ventures (***)	-	(1,878)
Share of profit (loss) in investment in associates	3,990	7,069
Share of profit (loss) in investment in joint ventures	3,719	26,615
Dividends received, Investments in associates	(3,687)	(35,187)
Increase (decrease) in foreign exchange currency on translation of associates and joint ventures	9,467	(11,779)
Reclassification from (to) assets held for sale (****)	(29,102)	-
Other increase (decrease) in investment in associates and joint ventures	(5,885)	2,273
Total changes	57,940	29,029
Closing balance	423,611	365,671
Year 2023
(*) Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 116,742 that is equivalent to ThU.S.$ 23,553 for 116,741,636 shares.
(**) On January 9, 2023 Maderas Arauco S.A. made a capital contribution to E2E SpA., through the capitalization of loans maintained with this entity for ThCLP$ 4,446,808 that is equivalent to ThU.S.$ 5,254 for 4,446,808 shares.
-Forestal Arauco S.A. and Agrícola San Carlos SpA. In March 2023 made a non-monetary assets contribution to Agrícola Fresno SpA for ThU.S.$ 1,509. For this contribution they subscribed 266,204 and 35,556 shares respectively. In the act, Agrícola San Carlos SpA sold the subscribed shares of Agrícola Fresno SpA to Forestal Arauco S.A., maintaining Forestal Arauco S.A. a 50% of share in Agrícola Fresno SpA.
-Arauco Bioenergía SpA., during the year 2023 made capital contributions to the company Parque Eólico Ovejera Sur SpA. for ThCLP$ 185,000 equivalent to ThU.S.$ 222 corresponding to 185 shares.
-Arauco Venture Limited., during the year 2023 acquired 51.1278% of TreeCo, Inc. shares, for a total of ThU.S.$ 48,900, which were carried out based on the committed agreements. As of December 31, 2023 the contribution paid was ThU.S.$ 11,000, through the capitalization of loan receivable for ThU.S.$ 1,770 and cash contributions for ThU.S.$ 9.230.
(****) Arauco Forest Brasil S.A. investment on Florestal Vale do Corisco S.A.

Year 2022
(*) Arauco Participações Florestais Ltda. made a capital contribution to Falcão MS SPE S.A., for ThR$ 49,985 that in total is equivalent to ThU.S.$ 9,664 for 49,984,900 shares.
(**) Forestal Arauco S.A. made a capital contribution in assets as non-monetary assets to Agrícola Fresno, for ThU.S.$ 31,998 for 6,399,520 shares.
(***) ThU.S.$ 1,878 equivalent to R$ 9,800,000 corresponding to a capital decrease of Arauco Forest do Brasil S.A. in Florestal Vale Do Corisco S.A. on October 11, 2022.

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Carrying amount of investments in associates accounted for using equity method	99,806	100,821
Carrying amount of investments in joint ventures accounted for using equity method	323,805	264,850
Total investment accounted for using equity method	423,611	365,671